UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     April 27, 2012
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $175,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A T & T Inc.
Common
00206R102
223,138
7,145
x
ALL
7,145

0
AFLAC Incorporated
Common
001055102
6,976,645
151,699
x
ALL
148,199

3,500
Altria Group, Inc.
Common
02209S103
422,176
13,676
x
ALL
13,676

0
Analog Devices, Inc.
Common
032654105
4,118,700
101,948
x
ALL
96,398

5,550
Applied Materials, Inc.
Common
038222105
4,620,941
371,309
x
ALL
361,759

9,550
Baker Hughes Inc.
Common
057224107
2,845,629
67,850
x
ALL
66,950

900
BB&T Corporation
Common
054937107
251,120
8,000
x
ALL
8,000

0
Charles Schwab Corp
Common
808513105
1,766,483
122,929
x
ALL
122,929

0
Chevron Corporation
Common
166764100
3,037,367
28,331
x
ALL
26,481

1,850
Dominion Resources, Inc.
Common
25746U109
326,105
6,368
x
ALL
6,368

0
Eaton Vance Corp.
Common
278265103
3,693,108
129,220
x
ALL
122,570

6,650
Exxon Mobil Corporation
Common
30231G102
1,397,134
16,109
x
ALL
14,109

2,000
Gilead Sciences, Inc.
Common
375558103
1,507,087
30,845
x
ALL
28,695

2,150
Google Inc.
Common
38259P508
3,022,164
4,713
x
ALL
4,525

188
Greenhill Common Stock
Common
395259104
1,779,203
40,770
x
ALL
38,870

1,900
HCC Insurance Hldngs Inc.
Common
404132102
224,424
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
44244K109
5,138,542
369,945
x
ALL
353,295

16,650
Illinois Tool Works Inc
Common
452308109
3,249,443
56,888
x
ALL
53,488

3,400
Intel Corporation
Common
458140100
6,428,776
228,660
x
ALL
221,310

7,350
Intrpblc Grp of Companies
Common
460690100
2,744,386
240,525
x
ALL
230,125

10,400
Intuitive Surgical, Inc.
Common
46120E602
1,977,929
3,651
x
ALL
3,651

0
Itron, Inc.
Common
465741106
1,198,370
26,390
x
ALL
24,140

2,250
Johnson & Johnson
Common
478160104
894,603
13,563
x
ALL
13,563

0
KEMET Corporation
Common
488360207
311,997
33,333
x
ALL
33,333

0










Page Total


58,155,469





















03/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Linear Technology Corp
Common
535678106
1,661,747
49,310
x
ALL
47,360

1,950
Mrkt Vctrs JR Gold Mines
ETF
57060U589
235,189
9,580
x
ALL
9,580

0
Mastercard Incorporated
Common
57636Q104
4,255,985
10,120
x
ALL
9,760

360
Medtronic, Inc.
Common
585055106
2,856,755
72,895
x
ALL
70,595

2,300
Meredith Corporation
Common
589433101
4,598,184
141,657
x
ALL
137,207

4,450
Microsoft Corporation
Common
594918104
6,203,964
192,341
x
ALL
183,366

8,975
Molex Incorporated Cl A
Common
608554200
4,365,804
186,175
x
ALL
176,025

10,150
New York Cmmnity Bncrp In
Common
649445103
3,904,885
280,725
x
ALL
273,550

7,175
Newmont Mining Corp
Common
651639106
6,353,992
123,932
x
ALL
120,032

3,900
Noble Corporation
Common
H5833N103
5,874,547
156,780
x
ALL
153,455

3,325
Oracle Corporation
Common
68389X105
3,707,140
127,131
x
ALL
121,781

5,350
Paychex, Inc.
Common
704326107
6,599,145
212,944
x
ALL
203,044

9,900
PepsiCo, Inc.
Common
713448108
3,247,833
48,950
x
ALL
46,800

2,150
Philip Morris Intl
Common
718172109
1,357,948
15,325
x
ALL
15,325

0
Portfolio Rcvry Assocts
Common
73640Q105
2,091,355
29,160
x
ALL
28,235

925
Principal Fnl Group, Inc
Common
74251V102
5,905,571
200,121
x
ALL
187,971

12,150
Prudential Fnl, Inc.
Common
744320102
5,019,664
79,187
x
ALL
75,687

3,500
Qualcomm Inc.
Common
747525103
6,487,394
95,319
x
ALL
91,219

4,100
Rocky Mtn Chocolate Facto
Common
774678403
1,201,429
129,744
x
ALL
126,844

2,900
SeaDrill Limited
Common
G7945E105
7,396,767
197,195
x
ALL
188,670

8,525
Sirona Dntl Systems, Inc.
Common
82966C103
1,110,429
21,545
x
ALL
21,545

0
Sovran Self Storage, Inc.
Common
84610H108
2,820,378
56,600
x
ALL
54,450

2,150
SPDR Barclays Cap Short
ETF
78464A474
218,290
7,150
x
ALL
7,150

0
Teva Pharm Inds Ltd ADR F
Common
881624209
6,010,860
133,397
x
ALL
129,447

3,950










Page Total


93,485,253


























03/31/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Tower Group Inc
Common
891777104
2,010,418
89,631
x
ALL
84,231

5,400
Transocean Ltd.
Common
H8817H100
2,080,657
38,038
x
ALL
37,888

150
Urban Outfitters, Inc.
Common
917047102
1,298,160
44,595
x
ALL
41,595

3,000
Valley National Bancorp
Common
919794107
2,908,233
224,574
x
ALL
220,004

4,570
Varian Mdcl Systems, Inc.
Common
92220P105
2,538,073
36,805
x
ALL
35,449

1,356
VG Div Achievers Fund*
ETF
921908844
251,765
4,300
x
ALL
4,300

0
VG Large-Cap Growth Fund*
ETF
922908736
481,035
6,778
x
ALL
6,778

0
VG Pacific Fund*
ETF
922042866
310,338
5,840
x
ALL
5,840

0
VG Short-Term Corp Bond
ETF
92206C409
403,104
5,100
x
ALL
5,100

0
Vodafone Group Plc Adr
Common
92857W209
4,933,893
178,312
x
ALL
172,062

6,250
Western Union
Common
959802109
6,519,045
370,400
x
ALL
356,975

13,425










Page Total


23,734,721
















Grand Total


175,375,443



































































